Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 0.8%
Commercial Services & Supplies - 0.3%
Wildflower Improvement Association
6.63%, 03/01/2031 (A) (B)	$ 301,137	$ 286,149

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/2024	500,000	497,692

Total Corporate Debt Securities (Cost $795,262)		783,841

MUNICIPAL GOVERNMENT OBLIGATIONS - 88.7%
Alabama - 1.8%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	1,045,000	1,119,907
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	270,000	270,011
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	500,000	375,000

		1,764,918

Arizona - 5.4%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	141,980
Series A,
5.00%, 07/01/2027 - 07/01/2031	320,000	337,851
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A) (B)	375,000	376,960
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (A)	2,260,000	1,917,155
Series A,
7.00%, 11/15/2057 (A)	750,000	753,951
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (A)	500,000	459,374
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	111,698
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
4.00%, 12/01/2056	2,130,000	1,401,523

		5,500,492

California - 6.4%
California County Tobacco Securitization Agency, Revenue Bonds,
5.88%, 06/01/2035	40,000	40,662
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A-1,
5.00%, 01/01/2056 (A)	130,000	102,749

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
4.00%, 11/15/2056	$ 750,000	$ 534,887
Series A,
5.50%, 06/01/2038 (A)	600,000	600,883
California Public Finance Authority, Revenue Bonds,
5.00%, 11/15/2046 - 11/15/2056 (A)	2,895,000	2,551,623
Series A,
5.00%, 06/15/2049 (A)	250,000	221,831
California School Finance Authority, Revenue Bonds,
Series A,
5.88%, 06/01/2053 (A)	700,000	697,982
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	45,000	45,785
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	5,000,000	536,550
Imperial Community College District, General Obligation Unlimited,
Series A, AGM,
5.25%, 08/01/2053	500,000	560,260
Sierra View Local Health Care District, Revenue Bonds,
4.00%, 07/01/2025	290,000	290,666
Transbay Joint Powers Authority, Tax Allocation,
Series B,
5.00%, 10/01/2035	300,000	314,482

		6,498,360

Colorado - 16.5%
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A,
5.00%, 12/01/2051	1,000,000	888,050
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	498,972
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	937,000	917,131
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,075,000	959,521
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	978,788
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	350,000	351,322
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	498,172
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	500,000	504,045

Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	$ 1,550,000	$ 1,343,617
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	999,813
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	500,201
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,145,811
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	2,530,000	2,418,111
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
5.00%, 12/01/2041	1,365,000	1,225,564
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	931,449
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040 - 12/01/2050	1,700,000	1,504,416

		16,664,983

Connecticut - 0.8%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2055 (A)	625,000	511,349
Series E,
4.25%, 07/15/2053	340,000	328,234

		839,583

Delaware - 0.5%
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2054	585,000	542,496

District of Columbia - 0.1%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	100,000	100,044
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
Zero Coupon, 06/15/2046	100,000	23,311

		123,355

Florida - 7.8%
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 01/01/2056 (A)	450,000	350,130
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	925,000	825,253
Edgewater East Community Development District, Special Assessment,
4.00%, 05/01/2052	1,500,000	1,167,504

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	$ 215,000	$ 178,967
5.13%, 06/01/2040 (A)	400,000	346,022
Series A,
4.00%, 06/01/2030	500,000	462,041
Series B,
7.38%, 01/01/2049 (A)	2,230,000	2,210,208
Florida Housing Finance Corp., Revenue Bonds,
2.00%, 07/01/2032	75,000	63,132
GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	208,901
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (A)	650,000	589,348
5.00%, 06/01/2047 (A)	350,000	291,213
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	381,125
5.00%, 06/01/2056 (A)	1,000,000	857,181

		7,931,025

Georgia - 3.2%
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	3,710,000	3,251,985

Idaho - 1.8%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,783,857

Illinois - 5.6%
Chicago Board of Education, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 12/01/2042	365,000	365,125
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	190,000	209,077
Series C,
5.00%, 01/01/2038	950,000	958,817
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	271,000	278,804
Illinois Finance Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2049	975,000	788,754
5.63%, 08/01/2053 (A)	250,000	252,759
State of Illinois, General Obligation Unlimited,
4.13%, 03/01/2028	35,000	35,004
6.63%, 02/01/2035	23,077	23,961
7.35%, 07/01/2035	17,143	18,346
Series A,
5.50%, 03/01/2047	275,000	299,461
Series B,
4.00%, 12/01/2039	165,000	161,694
Village of Bolingbrook, General Obligation Unlimited,
Series A,
4.00%, 01/01/2027	225,000	224,419

Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	$ 315,000	$ 308,904
5.23%, 12/01/2024	500,000	483,177
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,500,000	1,287,157

		5,695,459

Kansas - 0.1%
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	135,000	112,453

Louisiana - 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,285,000	1,098,338
Series B, AGM,
5.00%, 04/01/2048 - 04/01/2053	1,420,000	1,505,821
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	538,910

		3,143,069

Maine - 1.3%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A, AGM,
4.38%, 07/01/2048 - 07/01/2053	1,350,000	1,336,709

Maryland - 0.8%
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	215,000	217,019
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AGM-CR,
5.00%, 07/01/2033 - 07/01/2034	500,000	570,069
Series A,
4.00%, 07/01/2027	20,000	19,914

		807,002

Massachusetts - 0.3%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	325,000	303,855

Michigan - 1.1%
City of Detroit, General Obligation Unlimited,
Series C,
6.00%, 05/01/2043	250,000	278,834
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	20,000,000	834,794

		1,113,628

Minnesota - 1.3%
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	140,000	134,080

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	$ 350,000	$ 243,547
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	830,000	647,708
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2050	300,000	283,993

		1,309,328

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (A) (B)	75,000	71,658

Nebraska - 1.2%
City of Blair Water System Revenue, Revenue Bonds,
6.10%, 05/15/2027	1,250,000	1,233,392

New Hampshire - 0.8%
New Hampshire Business Finance Authority, Revenue Bonds,
Series A, BAM,
5.25%, 06/01/2051	750,000	805,846

New Jersey - 2.7%
Camden County Improvement Authority, Revenue Bonds,
6.00%, 06/15/2042 - 06/15/2052	670,000	713,353
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (C) (D)	500,000	325,000
5.13%, 12/01/2045 (C) (D)	30,000	19,500
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (A)	760,000	685,339
Series B,
6.50%, 04/01/2031 (B)	10,000	10,085
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2030	40,000	40,980
Passaic County Improvement Authority, Revenue Bonds,
5.50%, 07/01/2058	900,000	907,393

		2,701,650

New York - 2.2%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	475,000	427,479
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056 (A)	350,000	248,870
5.00%, 12/01/2051 (A)	750,000	624,445
5.00%, 07/01/2056	340,000	332,445
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
CPI + 0.89%, 4.94% (E), 03/01/2027	20,000	20,478

Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038	$ 25,000	$ 24,410
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	102,032
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	55,740
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	465,000	407,973

		2,243,872

Ohio - 5.0%
Brunswick City School District, General Obligation Unlimited,
5.50%, 12/01/2060	510,000	558,797
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,658,377
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B)	20,000	20,062
Northeast Ohio Medical University, Revenue Bonds,
Series A,
5.00%, 12/01/2027	25,000	26,167
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	300,000	283,928
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.38%, 12/01/2052	1,900,000	1,916,159
Triway Local School District, Certificate of Participation,
BAM,
4.25%, 12/01/2051	375,000	370,889
West Licking Joint Fire District, General Obligation Limited,
BAM,
4.00%, 12/01/2043 (F)	250,000	243,780

		5,078,159

Oklahoma - 0.4%
Pontotoc County Educational Facilities Authority, Revenue Bonds,
4.00%, 09/01/2032	410,000	424,040

Oregon - 1.4%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2040 - 05/15/2057	1,160,000	882,935
Yamhill County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2056	725,000	535,837

		1,418,772

Pennsylvania - 2.9%
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039 - 01/01/2045	535,000	463,112

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	$ 3,000,000	$ 2,421,057
4.13%, 12/31/2038	55,000	51,585
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	11,210

		2,946,964

Puerto Rico - 1.1%
Puerto Rico Electric Power Authority, Revenue Bonds,
Series RR, AGC,
5.00%, 07/01/2028	270,000	271,800
Series SS, AGM,
5.00%, 07/01/2030	110,000	110,733
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	264,520
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,167
Series UU, AGC,
4.25%, 07/01/2027	120,000	117,086
5.00%, 07/01/2026	115,000	115,767
Series UU, AGM,
5.00%, 07/01/2024	125,000	125,833
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM-CR,
4.75%, 08/01/2025	70,000	69,778

		1,100,684

Rhode Island - 0.2%
City of Providence, General Obligation Unlimited,
Series A,
5.00%, 01/15/2025	240,000	244,907

South Carolina - 0.5%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	460,000	456,523

Tennessee - 0.6%
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
4.00%, 06/01/2051 (A)	750,000	613,598

Texas - 2.3%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	550,000	479,209
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	393,365
4.25%, 09/15/2051 (A)	514,000	433,220
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
3.00%, 01/01/2024	40,000	39,454
5.00%, 01/01/2047 - 01/01/2055	1,000,000	785,322
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	217,856

		2,348,426

Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 1.5%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	$ 1,500,000	$ 1,491,095

Virginia - 2.7%
Danville Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 10/01/2027	70,000	65,222
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	255,000	244,254
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B-1,
5.00%, 06/01/2047	90,000	84,170
Williamsburg Economic Development Authority, Revenue Bonds,
Series A,
4.13%, 07/01/2058	500,000	479,843
Series A, AGM,
4.00%, 07/01/2048	1,000,000	969,601
Series B,
5.25%, 07/01/2053	785,000	860,563

		2,703,653

West Virginia - 0.0% (G)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series B,
Zero Coupon, 06/01/2047	450,000	38,611

Wisconsin - 5.2%
Public Finance Authority, Revenue Bonds,
5.00%, 06/15/2053	175,000	167,655
Series A,
4.00%, 07/01/2051	215,000	172,587
4.25%, 12/01/2051 (A)	1,500,000	1,173,183
5.00%, 06/15/2049 (A)	90,000	80,519
6.75%, 06/01/2062 (A)	650,000	623,303
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
4.00%, 12/01/2051 - 12/01/2056	1,500,000	1,019,016
5.00%, 08/01/2039	450,000	351,820
Series A,
5.13%, 04/01/2057	2,280,000	1,672,275

		5,260,358

Total Municipal Government Obligations (Cost $103,203,298)		89,904,765

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 4.8%
U.S. Treasury Bills
5.34% (H), 12/28/2023	4,955,000	4,846,870

Total Short-Term U.S. Government Obligation (Cost $4,849,760)		4,846,870

Principal	Value
REPURCHASE AGREEMENT - 5.4%

Fixed Income Clearing Corp., 2.50% (H), dated 07/31/2023, to be repurchased at $5,478,723 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $5,587,965.

$ 5,478,343	$ 5,478,343

Total Repurchase Agreement (Cost $5,478,343)	5,478,343

Total Investments (Cost $114,326,663)	101,013,819
Net Other Assets (Liabilities) - 0.3%	283,013

Net Assets - 100.0%	$ 101,296,832

Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$783,841	$—	$783,841
Municipal Government Obligations	—	89,904,765	—	89,904,765
Short-Term U.S. Government Obligation	—	4,846,870	—	4,846,870
Repurchase Agreement	—	5,478,343	—	5,478,343

Total Investments	$—	$101,013,819	$—	$101,013,819

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $26,920,306, representing 26.6% of the Fund’s net assets.
(B)	Restricted securities. At July 31, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$295,641	$286,149	0.3%
Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	375,006	376,960	0.4
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	71,658	0.1
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,085	0.0	(G)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,062	0.0	(G)

Total			$779,264	$764,914	0.8%

(C)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2023, the total value of such securities is $344,500, representing 0.3% of the Fund’s net assets.
(D)	Non-income producing securities.
(E)	Floating or variable rate security. The rate disclosed is as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2023. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at July 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

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Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Muni (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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